8. DEBT	6 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
DEBT
	June 30, 2013	December 31, 2012

NOTES PAYABLE - ARRAYIT CORP.
Notes payable, interest at 10%, which was due August 10, 2010 and is now past due, secured by 1,000,000 shares out of the Company's common stock, pledged to the private lender without compensation by the Company's Chairman. Interest is being accrued at 25% default rate. The terms also called for the lender to withhold proceeds of $20,000 as a debt origination fee and the issuance of 200,000 warrants issuable for shares of common stock at $1.00 per share.	$288,750	$275,000
Note payable, 0% interest, due on demand together with 75,000 shares in the form of common stock warrants	15,000	15,000
Notes payable, interest at 8%, unsecured due on demand from Arrayit creditors	31,082	30,749
Notes payable, interest at rates varying from 8% to 10%, unsecured due on demand from the former TeleChem shareholders and their families.	563,864	608,520
Total notes payable, including related parties	$898,696	$929,269
Short Term Debt	$898,696	$929,269
Long Term Debt	$0	$0